Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Summary of significant accounting policies

Note 3. Summary of significant accounting policies

This note provides a description of the significant accounting policies adopted in the preparation of these consolidated financial statements in addition to other policies that have been disclosed in other notes to these consolidated financial statements. These policies have been consistently applied to all periods presented, unless otherwise stated.

3.1. Business combination

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•	fair values of the assets transferred
•	liabilities incurred to the former owners of the acquired business
•	equity interests issued by the Group, and
•	fair values of any liability resulting from a contingent consideration arrangement.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration, when applicable, is classified either as equity or financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with fair value changes recognized in the consolidated statement of profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquirer is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

3.2. Financial instruments

The Group classifies its financial assets according to the business model and evaluation of the ‘solely payments of principal and interest’ requirements per IFRS 9. The Group’s financial assets consist of ordinary trade receivables that are held to collect and do not include particular unusual terms.

Impairment of trade receivables and contract assets

The Group recognizes a provision for expected credit losses ("ECL") on trade receivables and contract assets measured under IFRS 15. To measure the expected credit losses, trade receivables and contract assets have been grouped as they have substantially the same risk characteristics and are related to the same types of contracts; therefore, the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets. The Group applies the 'simplified' approach as required by IFRS 9 since generally the Group's trade receivables do not include a significant financing component and are not considered to be complex. The Group therefore recognizes the lifetime expected credit losses over the life of the trade and other receivables.

The Group evaluates whether ECL would be required to be recorded for other receivables periodically and on an individual basis. Details of the critical estimates and judgements used are disclosed below.

Measurement of impairment

The Group considers that the relative short-term nature of the material portion of the trade receivables (<90 days), the Group deemed the impact of considering multiple probability weighted scenarios, discounting and forward-looking elements, not significant. Therefore, historical average loss rates are not further adjusted either up or down.

On an annual basis, the Group updates a provision matrix using the most recent historical loss experience (i.e., the 12 months of the previous fiscal year) and reviews the forecasts of future economic conditions index.

The Group recognizes an impairment loss or (partial) reversal in the aggregate for all trade receivables as a provision with corresponding amount recognized in Sales and marketing expenses.

Based on Group’s historical experience, receivables are deemed uncollectible when it remains more than 360 days past due.

Financial liabilities

Loans and borrowings are initially recognized at fair value, net of transaction costs incurred. Loans are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the consolidated statement of profit or loss over the period of the borrowings using the effective interest method.

Loans are removed from the consolidated statement of financial position when the obligation specified in the contract is discharged, canceled, or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statement of profit or loss as other income or finance costs.

Loans and financing are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

Derivative financial instruments and hedging activities

The Group designated certain loan contracts as hedging instruments, which included derivatives to cover foreign currency risk, as cash flow hedges.

i.	Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading valuation of the effective portion of derivative financial instruments. The gain or loss relating to the ineffective portion is recognized immediately in the fair value of derivative financial instrument line item within the consolidated statement of profit or loss.

The Group designates certain non-derivative financial liabilities, such as foreign currency borrowings, as hedging instruments for hedge of foreign currency risk associated with highly probable forecasted transactions. Accordingly, the Group applies cash flow hedge accounting to such relationships. Remeasurement gain/loss on such non-derivative financial liabilities is recorded in the Group’s hedging reserve as a component of equity and reclassified to the consolidated statement of profit or loss as revenue in the period corresponding to the occurrence of the forecasted transactions.

Upon initial designation of a hedging instrument, the Group formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated statement of profit or loss in the periods when the hedged item is recognized in the consolidated statement of profit or loss, in the same line of the consolidated income statement as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

When a derivative expires or is sold, when hedge accounting criteria are no longer met or when the entity revokes the hedge accounting designation, any cumulative gain or loss existing in other comprehensive income will be reclassified to income at the time the expected transaction occurs or is no longer expected to occur.

a) Hedge ineffectiveness

Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument.

To evaluate the effectiveness and to measure the ineffectiveness of such strategies, the Group uses the dollar offset method. The dollar offset method is a quantitative method that consists of comparing the change in fair value or cash flows of the hedging instrument with the change in fair value or cash flows of the hedged item attributable to the hedged risk.

b) Derivative warrant liabilities

As part of the capital reorganization (note 6.(ii)), each issued and outstanding warrant to purchase Alpha class A ordinary shares was converted into the right to purchase one Semantix ordinary share, subject to the same terms and conditions existing prior to such conversion (“Semantix Warrants”).

The Semantix Warrants are classified as financial liabilities, and more specifically as derivatives, which contain features that qualify them as embedded derivatives in accordance with IFRS 9 - Financial Instruments. The Group’s derivatives instruments are recorded as financial instruments measured at fair value through profit or loss (“FVTPL”). As a financial liability, the Group recognizes the Semantix Warrants at fair value and remeasures the warrants to the fair value as at each reporting period, until exercised. The change in the fair value is recognized in the Group’s consolidated statements of profit or loss within Net financial results. The fair value of the Semantix Warrants is measured based on their listed market price.

3.3. Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank deposits and other short-term highly liquid investments, with original maturities of three months, or less that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

3.4. Trade receivables

Trade receivables are recognized initially at the amount of consideration expected to be received. They are subsequently measured at amortized cost using the effective interest method, less loss allowance. See note 8 for further information about the Group’s accounting for trade receivables and note 3.2 for a description of the Group’s impairment policies.

3.5. Property and equipment, net

(i)	Recognition and measurement

Property and equipment asset items are measured at the historical cost of acquisition, less depreciation and any impairment loss. The historical cost includes expenditures that are directly attributable to the acquisition of the item.

(ii)	Subsequent costs

Subsequent cost of an asset component is included in the carrying amount of an item or as a separate asset, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost can be measured reliably. The carrying amount of any component accounted as a separate asset is unrecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Gains and losses on the disposal of an item of the property and equipment are determined by comparing the proceeds arising from the disposal with the book value of the asset and are recognized net within other income in the consolidated statement of profit or loss.

(iii)	Depreciation

Depreciation is recognized in the consolidated statement of profit or loss based on the straight-line method in relation to the estimated useful lives, since this method is the closest that reflects the consumption pattern of future economic benefits incorporated into the asset. Depreciation is calculated based on the historical book value.

Depreciation methods, useful lives and residual values should be reviewed at each financial year's close, and any adjustments recognized as a change in accounting estimates.

As of December 31, 2022, the average useful lives applied by the Group remain unchanged as shown below:

Category	Useful life (years)

Buildings	10
Furniture and fixtures	10
IT equipment	5
Telecommunications equipment	5
Leasehold improvement	6 - 10

The assets' net book values and useful lives are reviewed at each reporting date, and adjusted prospectively, where applicable.

During 2022, the Group reviewed the estimated useful lives of these assets and no significant change was identified.

3.6. Intangible assets and goodwill

(i)	Goodwill

Goodwill is measured as described in note 11. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes.

(ii)	Customer contracts

Customer contracts acquired in a business combination are recognized at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses, if any.

(iii)	Software

Costs associated with maintaining software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets where the following criteria are met:

•	it is technically feasible to complete the software so that it will be available for use
•	management intends to complete the software and use or license it there is an ability to use or sell the software
•	it can be demonstrated how the software will generate probable future economic benefits
•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and
•	the expenditure attributable to the software during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software include employee costs and an appropriate portion of relevant overheads.

Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.

(iv)	Brands

Brands acquired in a business combination are recognized at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses, if any.

(v)	Useful lives

Amortization is recognized in the consolidated statement of profit or loss based on the straight-line method in relation to the estimated useful lives, since this method is the closest that reflects the consumption pattern of future economic benefits incorporated into the asset. The estimated useful lives of intangible assets are as follows:

Category	2022

Brands	30
Software	From 3 to 7 years
Customer contracts	10

The assets' net book values and useful lives are reviewed at each reporting date, and adjusted prospectively, where applicable.

During 2022, the Group reviewed the estimated useful lives of these assets and no significant change was identified.

3.7. Impairment of non-financial assets

Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested annually for impairment. Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs to sell and its value in use.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash-generating units (CGU's)). For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs (or groups of CGUs) that is expected to benefit from the synergies of the combination, which are identified at the operating segment level.

Non-financial assets other than goodwill that were adjusted due to impairment are subsequently reviewed for possible reversal of the impairment at the balance sheet date. The impairment of goodwill recognized in the profit or loss is not reversed.

3.8. Provisions

Provisions are recognized when: (i) the Group has a present or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the value can be reliably estimated. Provisions are not recognized for future operating losses.

Provisions are measured at the present value of expenses that must be required to settle the obligation by applying a discount rate plus the effects of taxes on profit, which reflects current market valuations for the value of money over time and for the specific risks of the obligation. The increase in provision due to the passage of time is recognized as financial expense.

3.9. Revenue recognition

The revenue is composed of Third-party software, artificial intelligence & analytics services and Software as a services, usually without a significant financing component in its revenue.

(i)	Third-party software

The Group offers services of resale of third-party software licenses to its customers which includes: (i) Cloudera Hadoop, (ii) Confluent Enterprise Platinum, (iii) Software ECE, among others. The Group purchases licenses from these third parties and resale the licenses to its end customers. There is a single performance obligation which is transfer of possession of license to its customer. The Group acts as the principal in the resale of licenses. Revenue is recognized on a gross basis at a point in time upon transfer of possession of the license and the transaction price is typically the fixed amount in the contract depending on the specific license provided by the Group.

(ii)	Artificial intelligence & data analytics services

The Group offers artificial intelligence ("AI") and data analytics services to its clients which includes (i) technical support and (ii) consulting services. Each professional service is distinct and represents a single performance obligation. The revenue is recognized over time by application of input method i.e. hours spent on contract. Professional services fees typically determined by the hour of services provided and the rate per hour for the employees providing the services.

(iii)	Proprietary software as a service

The Group offers proprietary software as a service ("SaaS") in its data platform to its clients, which includes (a) SaaS (access to the platform) and (b) support services. The Group considers them as two performance obligations. The two performance obligations are delivered concurrently and have the same pattern of transfer, the Group will treat them as one performance obligation. Revenue is recognized ratably over the contract period as we satisfy the performance obligation. We use a time-based output method to measure progress and recognize revenue on a straight-line basis over the contract term. The transaction price for our proprietary data platform contracts consists of the following components:

•	Fixed fee element. For example, access to the platform for a certain period is at a fixed amount, as well as the usage-based fee is a fixed amount per usage measure.
•	A variable fee calculated once a certain threshold is reached, resulting in a discount provided to the client if the service level agreement ("SLA") is not met.

For variable fees that meet the practical expedient for recognizing revenue as invoiced, the Group will apply the practical expedient and recognize revenue in the amount to which the entity has a right to invoice. For variable considerations that do not meet the practical expedient, the Group will use the most likely method in estimating the variable considerations.

If in future contracts, the two performance obligations are not delivered concurrently and have the same pattern of transfer, the Group will establish the stand-alone selling price for each performance obligation and allocate the transaction price accordingly.

3.10. Taxes

(i)	Current income tax

The income tax expense or credit for the period is the tax payable (or receivable) on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Income tax and the current and deferred social contribution are calculated based on the rates of 15%, plus the additional 10% on the excess taxable income of R$240 for income tax and 9% on the taxable profit for social contribution on net income.

(ii)	Deferred income tax

Deferred income tax is provided in full, using the liability method and is generated by temporary differences between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax assets referring to all deductible temporary differences and unused tax losses are recognized to the extent it is probable that future taxable profit will be available against which the temporary differences and unused tax losses can be utilized, except when the deferred income tax asset relating to a deductible temporary difference results from the initial recognition of an asset or liability, in a transaction that is not a business combination, and that at the time of transaction, affects neither the accounting nor the taxable profit or loss.

Unrecognized deferred income tax assets are reviewed at each statement of financial position date and recognized to the extent that it is probable that there will be future taxable profit to allow the recovery of these assets.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are measured at the rates expected to be applicable in the year in which the asset is realized or the liability is settled, based on rates (and tax laws) that are in force or substantively in force at the statement of financial position dates.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(iii)	Sales taxes

Net revenue, expenses and assets are recognized net of sales tax, except:

•	When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable.
•	When the amounts receivable or payable are stated with the amount of sales taxes included.

The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of taxes receivables or taxes payables in the consolidated statement of financial position, and net of corresponding revenue or cost / expense, in the consolidated statement of profit or loss.

Revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

•	PIS ("Programa de Integração Social by its acronym in Portuguese") and COFINS ("Contribuição para o Financiamento da Seguridade Social by its acronym in Portuguese") are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable.

These amounts are recognized as recoverable taxes and are offset on a monthly basis against taxes payable and presented net, as the amounts are due to the same tax authority. PIS and COFINS are contributions calculated on two different regimes according to Brazilian tax legislation: cumulative method and non-cumulative method. PIS and COFINS are charged based on the cumulative method (at rates 0.65% and 3.00%, respectively) and non-cumulative method (at rates 1.65% and 7.6% respectively) according to the type of revenue.

•	ISS (Imposto Sobre Serviços by its acronym in Portuguese) is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.90% to 5.00%.
•	INSS (Instituto Nacional do Seguro Social by its acronym in Portuguese) is a social security charge levied on wages paid to employees.

3.11. Leases

Leases of the Group includes office spaces. Rental contracts are typically made for fixed periods, but may have extension options by Brazilian Law. Contracts may contain both lease and non-lease components. However, the Group elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

At the inception or modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease on the basis of its individual prices.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for the Group.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments for the Group's leases:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date;

Lease payments to be made under reasonable extension options are also included in the measurement of the liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the interest rate implicit in the lease. If this rate cannot be readily determined, then the lessee uses its incremental borrowing rate.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance costs. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of a lease liability
•	any lease payments made at or before the commencement date less any lease incentives received
•	any initial direct costs, and
•	restoration costs.

A lease liability is remeasured upon a change in the lease term, changes in an index or rate used to determine the lease payments or reassessment of exercise of a purchase option. The corresponding adjustment is made to the related right-of-use asset. However, if the carrying amount of the right-of-use asset has already been reduced to zero and there is a further reduction in the measurement of the lease liability, then the Group recognizes any remaining amount of the remeasurement in the consolidated statement of profit or loss.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Payments associated with short-term leases and all leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statement of profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise of assets with amount lower than R$25 at the lease inception.

3.12. Earnings per share

(i)	Basic earnings per share

Basic earnings per share are calculated by dividing:

•	the profit attributable to owners of the Group, excluding any costs of servicing equity other than ordinary shares
•	by the weighted average number of ordinary shares outstanding during the financial year and excluding treasury shares if applicable.
(ii)	Diluted earnings per share

Diluted earnings per share adjust the figures used in the determination of basic earnings per share to consider the weighted average number of additional ordinary shares that would have been outstanding, assuming the conversion of all dilutive potential ordinary shares.

3.13. Employee benefits

(i)	Profit sharing

The Group recognizes a liability and an expense for profit sharing based on the agreement with its employees, which considers the income for the year after certain adjustments. The Group recognizes the liability when it is contractually obligated or when there is a previous practice that has created a constructive obligation over the service period, if applicable.

(ii)	Stock option plan

The Group operates equity-settled stock option plans that are designed to provide long-term incentives for selected directors and employees to deliver long-term shareholder returns.

The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

The estimated fair value of the option on the grant date is calculated based on the appraisal or relevant transaction closest to the grant date.

3.14. Share capital

Common shares are classified in equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.